SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-56443)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 67	[X]
and

REGISTRATION STATEMENT (811-07239) UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76	[X]

VANGUARD HORIZON FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant's Telephone Number (610) 669-1000

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 21st day of February, 2020.

VANGUARD HORIZON FUNDS

BY:____________/s/ Mortimer J. Buckley*_____

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief	February 21, 2020
Executive Officer
Mortimer J. Buckley

/s/ Emerson U. Fullwood*	Trustee	February 21, 2020
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	February 21, 2020
Amy Gutmann
/s/ F. Joseph Loughrey*	Trustee	February 21, 2020
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	February 21, 2020
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 21, 2020
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	February 21, 2020
Deanna Mulligan
/s/ André F. Perold*	Trustee	February 21, 2020
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	February 21, 2020
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	February 21, 2020
Peter F. Volanakis
/s/ John Bendl*	Chief Financial Officer	February 21, 2020
John Bendl

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see File Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see File Number 811-02554), Incorporated by Reference.

C-1

INDEX TO EXHIBITS
XBRL Instance Document . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Ex-101.INS
XBRL Taxonomy Extension Schema Document . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document . . . . . . . . . . . . . . . . . . . .	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document. . . . . . . . . . . . . . . . . . . . . .	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document . . . . . . . . . . . . . . . . . . . . . . . .	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document . . . . . . . . . . . . . . . . . . .	Ex-101.PRE

February 21, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Horizon Funds (the Trust)

File No. 33-56443

Commissioners:

Enclosed is Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for Vanguard Horizon Funds, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The sole purpose of the Amendment is to file the risk/return summary section of the Post-Effective Amendment in eXtensible Business Reporting Language (XBRL) for the above mentioned Trust. This Amendment does not contain disclosures that would render it ineligible to become effective under 485(b). Pursuant to the requirements of Rule 485(b), this Amendment designates an immediate effective date of February 21, 2020.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-2627.

Sincerely,

Laura J. Merianos

Principal, Funds, Finance & Governance

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission